ARROW INVESTMENTS TRUST

June 2, 2016

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Arrow Investments Trust (the “Trust”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of Arrow QVM Equity Factor ETF, hereby certifies that the form of Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 27 to the Company’s Registration Statement on Form N-1A, filed electronically on May 27, 2016.

If you have any questions or require further information, please contact the undersigned at (614) 469-3265.

Sincerely,

/s/

JoAnn Strasser

Thompson Hine LLP